Unaudited interim condensed consolidated statements of cash flows - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Net income	SFr 122.2	SFr 47.7
Adjustments for:
Share-based compensation	22.9	8.5
Employee benefit expenses	0.9	(1.7)
Depreciation and amortization	48.5	28.0
Loss on disposal of assets	0.0	0.4
Interest income and expenses	(3.6)	(3.8)
Net exchange differences	(61.3)	35.3
Income taxes	36.3	(2.9)
Change in working capital	(32.2)	(164.6)
Trade receivables	(98.0)	(84.3)
Inventories	(16.8)	(60.0)
Trade payables	82.7	(20.3)
Change in other operating assets / liabilities	57.3	57.2
Change in provisions	10.5	4.7
Interest received	10.9	6.1
Income taxes paid	(28.9)	(11.6)
Cash inflow from operating activities	183.5	3.3
Purchase of tangible assets	(23.7)	(19.0)
Purchase of intangible assets	(2.3)	(2.0)
Cash (outflow) from investing activities	(26.0)	(21.0)
Payments of lease liabilities	(23.7)	(10.2)
Proceeds on sale of treasury shares related to share-based compensation	5.2	5.7
Interest paid	(7.3)	(2.3)
Cash (outflow) from financing activities	(25.8)	(6.7)
Change in net cash and cash equivalents	131.7	(24.3)
Net cash and cash equivalents at January 1	494.6	371.0
Net impact of foreign exchange rate differences	26.2	(9.6)
Net cash and cash equivalents at June 30	SFr 652.4	SFr 337.1